Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 67,619	$ 60,447	$ 94,849	$ 136,881
Trade & other receivables	5,115	4,403
Financial assets at fair value through other comprehensive income	1,949	1,758
Other non-current assets	1,922	1,930
Financial assets, Total	76,605	68,538
Trade and other payables	22,992	23,079
Borrowings	102,922	96,634
Contingent consideration	19,981	23,284
Warrant liability	3,933	2,185		$ 0
Financial liabilities, Total	149,828	145,182
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	22,992	23,079
Borrowings	102,922	96,634
Financial liabilities, Total	125,914	119,713
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	19,981	23,284
Warrant liability	3,933	2,185
Financial liabilities, Total	23,914	25,469
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	67,619	60,447
Trade & other receivables	5,115	4,403
Other non-current assets	1,922	1,930
Financial assets, Total	74,656	66,780
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,949	1,758
Financial assets, Total	$ 1,949	$ 1,758